LOANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans
Summary of loans by category

	September 30,	December 31,
(Dollars in thousands)	2013	2012
Commercial, financial and agricultural	$19,940	$20,924
Real estate:
Construction	16,110	13,052
Mortgage-residential	37,506	38,892
Mortgage-commercial	237,934	226,575
Consumer:
Home equity	26,011	27,173
Other	7,563	5,495
Total	$345,064	$332,111

	December 31,
(Dollars in thousands)	2012	2011
Commercial, financial and agricultural	$20,924	$20,608
Real estate:
Construction	13,052	11,767
Mortgage-residential	38,892	38,337
Mortgage-commercial	226,575	220,288
Consumer:
Home equity	27,173	27,976
Other	5,495	5,335

Total	$332,111	$324,311

Schedule of activity in the allowance for loan losses

	Nine months ended
	September 30,	September 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,621	$4,699
Provision for loan losses	379	416
Charged off loans	(808)	(496)
Recoveries	131	76
Balance at end of period	$4,323	$4,695

	Three months ended
	September 30,	September 30,
(Dollars in thousands)	2013	2012
Balance at the beginning of period	$4,439	$4,742
Provision for loan losses	129	115
Charged off loans	(285)	(189)
Recoveries	40	27
Balance at end of period	$4,323	$4,695

	Years ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at the beginning of year	$4,699	$4,911	$4,854
Provision for loan losses	496	1,420	1,878
Charged off loans	(742)	(1,696)	(1,948)
Recoveries	168	64	127

Balance at end of year	$4,621	$4,699	$4,911

Schedule of activity in the allowance for loan losses and the recorded investment in loans receivable

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance December 31, 2012	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621
Charge-offs	29	—	44	604	67	64	—	808
Recoveries	31	—	64	—	3	33	—	131
Provisions	(136)	27	65	578	(188)	119	(86)	379
Ending balance September 30, 2013	$204	$27	$320	$1,296	$148	$105	$2,223	$4,323

Ending balances:
Individually evaluated for impairment	$—	$—	$4	$165	$—	$—	$—	$169

Collectively evaluated for impairment	204	27	316	1,131	148	105	2,223	4,154

Loans receivable:
Ending balance-total	$19,940	$16,110	$37,506	$237,934	$26,011	$7,563	$—	$345,064

Ending balances:
Individually evaluated for impairment	80	—	872	4,679	—	5	—	5,636

Collectively evaluated for impairment	$19,860	$16,110	$36,634	$233,255	$26,011	$7,558	$—	$339,428

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance December 31, 2011	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	88	—	112	245	—	51	—	496
Recoveries	32	—	10	—	3	31	—	76
Provisions	67	—	80	(146)	(147)	16	546	416
Ending balance September 30, 2012	$342	$—	$492	$1,084	$377	$53	$2,347	$4,695

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Collectively evaluated for impairment	342	—	492	1,084	377	53	2,347	4,695

Loans receivable:
Ending balance-total	$19,469	$11,739	$36,861	$223,595	$26,778	$5,092	$—	$323,534

Ending balances:
Individually evaluated for impairment	$15	$—	$477	$9,041	$—	$11	$—	$9,544

Collectively evaluated for impairment	$19,454	$11,739	$36,384	$214,554	$26,778	$5,081	$—	$313,990

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance December 31, 2011	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	258	—	112	293	—	79	—	742
Recoveries	42	—	86	—	3	37	—	168
Provisions	223	—	(253)	140	(124)	2	508	496
Ending balance December 31, 2012	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Collectively evaluated for impairment	338	—	235	1,322	400	17	2,309	4,621

Loans receivable:
Ending balance-total	$20,924	$13,052	$38,892	$226,575	$27,173	$5,495	$—	$332,111

Ending balances:
Individually evaluated for impairment	37	—	357	5,772	—	10	—	6,176

Collectively evaluated for impairment	$20,887	$13,052	$38,535	$220,803	$27,173	$5,485	$—	$325,935

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2013
Allowance for loan losses:
Beginning balance June 30, 2013	$264	$25	$319	$1,082	$226	$96	$2,427	$4,439
Charge-offs	22	—	8	207	23	25	—	285
Recoveries	11	—	2	—	2	25	—	40
Provisions	(49)	2	7	421	(57)	9	(204)	129
Ending balance September 30, 2013	$204	$27	$320	$1,296	$148	$105	$2,223	$4,323

			Real estate	Real estate
		Real estate	Mortgage	Mortgage	Consumer	Consumer
(Dollars in thousands)	Commercial	Construction	Residential	Commercial	Home equity	Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance June 30, 2012	$249	$—	599	$1,313	$445	$45	$2,091	$4,742
Charge-offs	26	—	82	67	—	14	—	189
Recoveries	7	—	1	—	1	18	—	27
Provisions	112	—	(26)	(162)	(69)	4	256	115
Ending balance September 30, 2012	$342	$—	$492	$1,084	$377	$53	$2,347	$4,695

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2012
Allowance for loan losses:
Beginning balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699
Charge-offs	258	—	112	293	—	79	—	742
Recoveries	42	—	86	—	3	37	—	168
Provisions	223	—	(253)	140	(124)	2	508	496

Ending balance	$338	$—	$235	$1,322	$400	$17	$2,309	$4,621

Ending balances:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	338	—	235	1,322	400	17	2,309	4,621
Loans receivable:
Ending balance-total	$20,924	$13,052	$38,892	$226,575	$27,173	$5,495	$—	$332,111
Ending balances:
Individually evaluated for impairment	37	—	357	5,772	—	10	—	6,176
Collectively evaluated for impairment	20,887	13,052	38,535	220,803	27,173	5,485	—	325,935

(Dollars in thousands)	Commercial	Real estate Construction	Real estate Mortgage Residential	Real estate Mortgage Commercial	Consumer Home equity	Consumer Other	Unallocated	Total
2011
Allowance for loan losses:
Beginning balance	$681	$905	$465	$1,404	$325	$88	$1,043	$4,911
Charge-offs	265	—	186	861	285	99	—	1,696
Recoveries	31	—	5	—	5	23	—	64
Provisions	(116)	(905)	230	932	476	45	758	1,420

Ending balance	$331	$—	$514	$1,475	$521	$57	$1,801	$4,699

Ending balances:
Individually evaluated for impairment	$1	$—	$—	$1	$—	$—	$—	$2
Collectively evaluated for impairment	330	—	514	1,474	521	57	1,801	4,697
Loans receivable:
Ending balance-total	$20,608	$11,767	$38,337	$220,288	$27,976	$5,335	$—	$324,311
Ending balances:
Individually evaluated for impairment	45	—	622	8,667	—	19	—	9,353
Collectively evaluated for impairment	$20,563	$11,767	$37,715	$211,621	$27,976	$5,316	$—	$314,958

Schedule of loans individually evaluated and considered impaired

	September 30,	December 31,
(Dollars in thousands)	2013	2012
Total loans considered impaired	$5,636	$6,176
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	221	—
Related allowance	169	—
Loans considered impaired and previously written down to fair value	5,415	6,176
Average impaired loans	7,196	6,704

	December 31,
(Dollars in thousands)	2012	2011	2010
Total loans considered impaired at year end	$6,176	$9,353	$9,587
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	$—	$148	$378
Related allowance	$—	$2	$96
Loans considered impaired and previously written down to fair value	$6,176	$9,205	$9,209
Average impaired loans	$6,704	$9,926	$10,576
Amount of interest earned during period of impairment	$179	$397	$323

Schedule of loan category and loans individually evaluated and considered impaired

				Nine months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
September 30, 2013	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$80	$80	$—	$147	$8	$144	$0
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	816	831	—	973	21	976	3
Mortgage-commercial	4,514	5,104	—	5,708	80	5,713	13
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	5	6	—	17	—	16

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	56	56	4	57	8	57	1
Mortgage-commercial	165	285	165	294	—	291	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$80	$80	$—	$147	$8	$144	$0
Real estate:
Construction	—	—	—	—	—	—
Mortgage-residential	872	887	4	1,030	29	1,033	4
Mortgage-commercial	4,679	5,389	165	6,002	80	6,004	13
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	5	6	—	17	—	16
	$5,636	$6,362	$169	$7,196	$117	$7,197	$17

				Nine months ended		Three months ended
		Unpaid		Average	Interest	Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income	Recorded	Income
September 30, 2012	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no allowance recorded:
Commercial	$15	$46	$—	$92	$1	87	$—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	477	505	—	563	2	543	—
Mortgage-commercial	9,041	9,536	—	9,853	266	9,547	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	11	11	—	22	—	19	—

With an allowance recorded:
Commercial	—	—	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	—	—	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—

Total:
Commercial	$15	$46	$—	$92	$1	87	$—
Real estate:
Construction	—	—	—	—	—	—	—
Mortgage-residential	477	505	—	563	2	543	—
Mortgage-commercial	9,041	9,536	—	9,853	266	9,547	—
Consumer:
Home Equity	—	—	—	—	—	—	—
Other	11	11	—	22	—	19	—
	$9,544	$10,098	$—	$10,530	$269	$10,196	$—

		Unpaid		Average	Interest
(Dollars in thousands)	Recorded	Principal	Related	Recorded	Income
December 31, 2012	Investment	Balance	Allowance	Investment	Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—

Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
	$6,176	$6,603	$—	$6,704	$179

(Dollars in thousands) December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$37	$50	$—	$53	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—
With an allowance recorded:
Commercial	—	—	—	—	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	—	—	—	—	—
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	37	50	—	53	—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	357	381	—	442	1
Mortgage-commercial	5,772	6,162	—	6,188	178
Consumer:
Home Equity	—	—	—	—	—
Other	10	10	—	21	—

	$6,176	$6,603	$—	$6,704	$179

(Dollars in thousands) December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Commercial	$12	$19	$—	$21	$—
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,552	8,975	—	9,066	382
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1
With an allowance recorded:
Commercial	33	33	1	36	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	—	—	—	—	—
Mortgage-commercial	115	115	1	117	8
Consumer:
Home Equity	—	—	—	—	—
Other	—	—	—	—	—
Total:
Commercial	45	52	1	57	2
Real estate:
Construction	—	—	—	—	—
Mortgage-residential	622	650	—	656	4
Mortgage-commercial	8,667	9,090	1	9,183	390
Consumer:
Home Equity	—	—	—	—	—
Other	19	19	—	30	1

	$9,353	$9,811	$2	$9,926	$397

Schedule of loan category and loan by risk categories

(Dollars in thousands)		Special
September 30, 2013	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$19,678	$176	$86	$—	$19,940
Real estate:
Construction	13,105	3,005	—	—	16,110
Mortgage — residential	34,988	1,105	1,413	—	37,506
Mortgage — commercial	223,469	5,330	9,135	—	237,934
Consumer:
Home Equity	25,670	205	136	—	26,011
Other	7,556	1	6	—	7,563
Total	$324,466	$9,822	$10,776	$—	$345,064

(Dollars in thousands)		Special
December 31, 2012	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage — residential	36,493	1,677	722	—	38,892
Mortgage — commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495
Total	$306,818	$7,681	$17,612	$—	$332,111

(Dollars in thousands) December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$20,826	$27	$71	$—	$20,924
Real estate:
Construction	8,595	2,047	2,410	—	13,052
Mortgage—residential	36,493	1,677	722	—	38,892
Mortgage—commercial	208,825	3,803	13,947	—	226,575
Consumer:
Home Equity	26,604	124	445	—	27,173
Other	5,475	3	17	—	5,495

Total	$306,818	$7,681	$17,612	$—	$332,111

(Dollars in thousands) December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial, financial & agricultural	$19,827	$499	$282	$—	$20,608
Real estate:
Construction	6,764	—	5,003	—	11,767
Mortgage—residential	37,063	305	969	—	38,337
Mortgage—commercial	200,984	8,009	11,295	—	220,288
Consumer:
Home Equity	27,692	38	246	—	27,976
Other	5,311	5	19	—	5,335

Total	$297,641	$8,856	$17,814	$—	$324,311

Schedule of loan category and present loans past due and on non-accrual status

(Dollars in thousands) September 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$60	$9	$—	$80	$149	$19,791	$19,940
Real estate:
Construction	—	—	—	—	—	16,110	16,110
Mortgage-residential	240	224	54	816	1,334	36,172	37,506
Mortgage-commercial	1,019	538	—	4,151	5,708	232,226	237,934
Consumer:
Home equity	118	26	—	—	144	25,867	26,011
Other	21	3	—	5	29	7,534	7,563
Total	$1,458	$800	$54	$5,052	$7,364	$337,700	$345,064

(Dollars in thousands) December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage-residential	311	378	—	357	1,046	37,846	38,892
Mortgage-commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495
Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

(Dollars in thousands) December 31, 2012	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$17	$107	$—	$85	$209	$20,715	$20,924
Real estate:
Construction	—	—	—	—	—	13,052	13,052
Mortgage—residential	311	378	—	357	1,046	37,846	38,892
Mortgage—commercial	627	898	55	4,263	5,843	220,732	226,575
Consumer:
Home equity	211	—	—	—	211	26,962	27,173
Other	32	7	—	10	49	5,446	5,495

Total	$1,198	$1,390	$55	$4,715	$7,358	$324,753	$332,111

(Dollars in thousands) December 31, 2011	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Nonaccrual	Total Past Due	Current	Total Loans
Commercial	$147	$123	$—	$12	$282	$20,326	$20,608
Real estate:
Construction	—	—	—	—	—	11,767	11,767
Mortgage—residential	391	95	—	623	1,109	37,228	38,337
Mortgage—commercial	1,382	966	25	4,749	7,122	213,166	220,288
Consumer:
Home equity	45	—	—	—	45	27,931	27,976
Other	42	18	—	19	79	5,256	5,335

Total	$2,007	$1,202	$25	$5,403	$8,637	$315,674	$324,311

Schedule by loan category, present loans determined to be TDRs

	For the nine months ended September 30, 2013
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$257	$257

Total TDRs	1	$257	$257

	For the nine months ended September 30, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage-Commercial	1	$53	$53
Total nonaccrual	1	$53	$53

Accrual
Mortgage-Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$649	$649

	For the twelve months ended December 31, 2012
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	1	$40	$40
Total nonaccrual	1	$40	$40

Accrual
Mortgage—Commercial	2	$596	$596
Total Accrual	2	$596	$596

Total TDRs	3	$636	$636

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings (Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Nonaccrual
Mortgage—Commercial	5	$741	$741
Commercial & Industrial	2	43	43
Total nonaccrual	7	$784	$784

Accrual
Mortgage—Commercial	1	$3,138	$3,138
Total Accrual	1	$3,138	$3,138

Total TDRs	8	$3,922	$3,922

Schedule by loan category, present loans determined to be TDRs in the last twelve months that had payment defaults during the period

There were no loans determined to be TDRs in the twelve months ended December 31, 2012 that subsequently defaulted during the twelve month period ended December 31, 2012. Defaulted loans are those loans that are greater than 89 days past due.

	For the twelve months ended December 31, 2011
Troubled Debt Restructurings that subsequently defaulted this period (Dollars in thousands)
	Number of Contracts	Recorded Investment
Mortgage—Commercial	4	$704
Commercial & Industrial	1	11

Total TDRs	5	$715